Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
(USD millions)	2025	2024[1]

Provisions for deductions from revenue	7 809	7 004

Accruals for compensation and benefits, including social security	2 251	2 181

Accruals for royalties	1 234	1 099

Accrued expenses	1 045	901

Accruals for taxes other than income taxes	612	626

Restructuring provisions	332	424

Contingent consideration [2]	215	281

Accrued interests on financial debts	201	169

Other provisions and other current liabilities	1 289	1 369

Total provisions and other current liabilities	14 988	14 054

[1] In 2025, certain previously disclosed provisions and current liabilities items were included within the line Other provisions and other current liabilities. 2024 was reclassified to conform with 2025 presentation.

[2] Note 28 provides additional disclosures related to contingent consideration.

Provisions for reduction of revenue
(USD millions)	2025	2024	2023

January 1	7 004	6 315	6 732

Provisions related to discontinued operations [1]			-1 415

Effect of currency translation and business acquisitions and divestments	348	-197	68

Payments/utilizations	-24 944	-19 829	-16 703

Adjustments of prior years charged to income statement	-389	-315	-206

Current year income statement charge	25 818	21 157	17 798

Change in provisions offset against gross trade receivables	-28	-127	41

December 31	7 809	7 004	6 315

[1] Represents the provision for deductions from revenue at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

Restructuring provisions movements
(USD millions)	2025	2024	2023

January 1	424	703	1 131

Provisions related to discontinued operations [1]			-51

Additions to provisions	364	362	658

Cash payments	-403	-514	-816

Releases of provisions	-58	-100	-193

Transfers	-32		- 57

Currency translation effects	37	-27	31

December 31	332	424	703

[1] Represents the restructuring provisions at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.